Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 11 – STOCKHOLDERS' EQUITY

Common shares

On December 31, 2016, a total of 371,092 common shares were issued at $2.5 per share to Fulcan Capital Partners, LLC, Xiumei Lan and Zhonghua Liu with cash proceeds of $827,730 received during the year ended December 31, 2017, and the remaining proceeds of $100,000 received during the year ended December 31, 2018.

On September 25, 2017, the Company completed its initial public offering on the NASDAQ Capital Market under the symbol of "PETZ". The Company offered 1,523,750 common shares at $4.25 per share. Net proceeds raised by the Company from the initial public offering amounted to $5,542,047 after deducting underwriting discounts and commissions and other offering expenses.

In November 2018, the Company issued 156,130 and 936,782 common shares to acquire 100% equity interest in TDH Japan and TDH Group BVBA, respectively.

On January 31, 2019, a total of 2,000,000 common shares were issued at $0.5 per share to Zuhua Zou with cash proceeds of $1,000,000 received during the year ended December 31, 2019.

The Company entered into stock subscription agreements in August 2019, pursuant to which the Company agreed to sell 33,333,333 shares to a group of investors for an aggregate purchase price of $10,000,000, or $0.3 per share. A total of 8,300,000 common shares were issued to three investors with cash proceeds of $2,490,000 received during the year ended December 31, 2019, and 25,033,333 common shares were issued to Dandan Liu, CEO with $3,270,000 collected in cash and the remaining subscription receivable of $4,240,000 settled with the outstanding loan payable to the CEO.

Statutory reserve

As of December 31, 2019 and 2018, the Company had statutory reserve in the amount of $160,014. In accordance with the relevant laws and regulations of the PRC, the Company's PRC subsidiaries are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital. The statutory reserve is not distributable in the form of cash dividends and can be used to make up cumulative prior year losses.

Restricted net assets

As a result of the PRC laws and regulations, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted included additional paid-in capital and statutory reserves of the Company's PRC subsidiaries.

As of December 31, 2019 and 2018, total restricted net assets were $10,628,933 and $6,575,128, respectively.